Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2020
Trade payables	4,320	—	—	4,320	4,320
Other payables and accruals (excluding Employee benefit payables and taxes payables)	10,132	—	—	10,132	10,132
Lease liabilities	5,005	4,117	11,321	20,443	17,836
	19,457	4,117	11,321	34,895	32,288
At December 31, 2021
Trade payables	16,872	—	—	16,872	16,872
Other payables and accruals (excluding Employee benefit payables and taxes payables)	35,774	—	—	35,774	35,774
Lease liabilities	8,294	6,205	7,204	21,703	19,633
	60,940	6,205	7,204	74,349	72,279

Summary of analysis of net debt

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Lease liabilities – repayable within one year	3,935	7,067
Lease liabilities – repayable after one year	13,901	12,566
Lease liabilities	17,836	19,633

Summary of reconciliation of liabilities arising from financing activities explanatory

	Cash and cash equivalents	Lease liabilities	Total
	(as restated)	(as restated)	(as restated)
	RMB’000	RMB’000	RMB’000
Net debt as at January 1, 2020	2,124	(880)	1,244
Cash flows	1,541	—	1,541
Lease liabilities	—	(16,956)	(16,956)
Net debt as at December 31, 2020	3,665	(17,836)	(14,171)
Cash flows	4,824	2,074	6,898
Lease liabilities	—	(3,871)	(3,871)
Net debt as at December 31, 2021	8,489	(19,633)	(11,144)

Summary of fair value of financial instruments

The following table presents the Group’s financial instruments that are measured at fair value at each statement of financial position date:

	Level 3	Total
	RMB’000	RMB’000
Recurring fair value measurements
At December 31, 2021
Financial assets at fair value through profit or loss	5,000	5,000

Summary of significant unobservable inputs used in fair value measurement of assets

The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2020	2021
Description	RMB’000	RMB’000	Unobservable inputs	2020	2021	Relationship of unobservable inputs to fair value
Investments in unlisted company	—	5,000	Expected volatility	—	51%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	—	19%	The higher the DLOM, the lower the fair value